First-time adoption - Reconciliation of net profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First-time adoption
Revenue	¥ 206,798,631	¥ 192,379,918	¥ 140,791,683
Costs and expenses
Cost of revenues	(168,993,092)	(162,915,978)	(115,781,028)
Operations and support	(7,903,989)	(7,416,322)	(6,517,258)
Sales and marketing	(11,514,057)	(10,432,812)	(9,756,234)
Research and development	(7,753,961)	(8,933,956)	(9,555,566)
General and administrative	(8,862,770)	(8,367,256)	(16,956,568)
Other operating income (loss), net	171,677	2,847,949	73,437
Operating profit (loss)	1,942,439	(2,838,457)	(17,701,534)
Interest income	2,230,435	2,303,402	1,355,851
Finance (costs) income, net	(1,341,937)	87,003	(1,657,903)
Finance income		2,303,402
Finance costs		87,003
Investment income (loss), net	(895,311)	92,062	1,034,515
Share of profit (loss) of equity method investees	243,435	563,698	48,583
Net fair value gain (loss) on financial liabilities under FVTPL	(514,692)	320,618
Fair value changes of preferred shares issued by subsidiaries	(924,403)	(4,870,388)	5,181,505
Profit (loss) before income tax	1,254,658	(4,662,680)	(11,738,983)
Income tax benefit (expense)	20,130	(89,749)	(3,915)
Profit (loss) for the year	1,274,788	(4,752,429)	(11,742,898)
Profit (loss) for the year attributable to non-controlling interests	16,459	41,135	(22,564)
Profit (loss) for the year attributable to equity holders of the Company	¥ 1,258,329	(4,793,564)	(11,720,334)
Profit (loss) for the year attributable to equity holders of the Company		(4,793,564)	(11,720,334)
U.S. GAAP
First-time adoption
Revenue		192,379,918	140,791,683
Costs and expenses
Cost of revenues		(162,935,107)	(115,799,896)
Operations and support		(7,417,741)	(6,519,542)
Sales and marketing		(10,432,817)	(9,756,241)
Research and development		(8,923,904)	(9,535,523)
General and administrative		(8,411,624)	(17,004,943)
Total costs and expenses		(198,121,193)	(158,616,145)
Operating profit (loss)		(5,741,275)	(17,824,462)
Interest income			1,309,864
Finance (costs) income, net			(197,334)
Finance income		2,170,851
Finance costs		(115,581)
Investment income (loss), net		3,622,112	(5,769,873)
Impairment loss for equity investments accounted for using Measurement Alternative		127,834	(18,540)
Share of profit (loss) of equity method investees		536,563	35,854
Other income (loss), net		279,975	(1,314,105)
Profit (loss) before income tax		624,811	(23,778,596)
Income tax benefit (expense)		(89,749)	(3,915)
Profit (loss) for the year		535,062	(23,782,511)
Profit (loss) for the year attributable to non-controlling interests		41,550	810
Profit (loss) for the year attributable to equity holders of the Company		493,512	(23,783,321)
Accretion of convertible redeemable non-controlling interests to redemption value		(995,685)	(898,649)
Profit (loss) for the year attributable to equity holders of the Company		(502,173)	(24,681,970)
Recognition and measurement differences
Costs and expenses
Cost of revenues		19,129	18,868
Operations and support		1,419	2,284
Sales and marketing		5	7
Research and development		(10,052)	(20,043)
General and administrative		44,368	48,375
Operating profit (loss)		54,869	49,491
Interest income			45,987
Finance (costs) income, net			(73,026)
Finance income		132,551
Finance costs		(68,827)
Investment income (loss), net		(519,109)	6,875,912
Impairment loss for equity investments accounted for using Measurement Alternative			6,667
Share of profit (loss) of equity method investees		(16,587)	(46,923)
Fair value changes of preferred shares issued by subsidiaries		(4,870,388)	5,181,505
Profit (loss) before income tax		(5,287,491)	12,039,613
Profit (loss) for the year		(5,287,491)	12,039,613
Profit (loss) for the year attributable to non-controlling interests		(415)	(23,374)
Profit (loss) for the year attributable to equity holders of the Company		(5,287,076)	12,062,987
Accretion of convertible redeemable non-controlling interests to redemption value		995,685	898,649
Profit (loss) for the year attributable to equity holders of the Company		(4,291,391)	12,961,636
Reclassification
Costs and expenses
Other operating income (loss), net		2,847,949	73,437
Operating profit (loss)		2,847,949	73,437
Finance (costs) income, net			(1,387,543)
Finance costs		271,411
Investment income (loss), net		(3,010,941)	(71,524)
Impairment loss for equity investments accounted for using Measurement Alternative		(127,834)	11,873
Share of profit (loss) of equity method investees		43,722	59,652
Other income (loss), net		¥ (279,975)	¥ 1,314,105